EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
Schedule of funded status of the plans and the amounts recognized in the consolidated balance sheets

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$834	$2,331	$761	$2,255	$128	$7	$129	$7
Service cost	26	32	23	44	4	—	3	—
Interest cost	42	102	44	110	6	—	7	1
Participant contributions	—	9	—	14	5	—	5	—
Plan amendments	(26)	—	—	(1)	—	—	—	—
Foreign currency exchange rate changes	—	80	—	(13)	—	—	—	(1)
Settlements/transfers	—	(2)	—	(20)	—	—	—	—
Curtailments	—	—	—	(38)	—	—	—	—
Special termination benefits	—	—	—	8	—	—	—	—
Actuarial loss	127	360	47	83	9	—	1	—
Benefits paid	(45)	(157)	(41)	(111)	(16)	—	(17)	(1)

Benefit obligation at end of year	$958	$2,755	$834	$2,331	$136	$7	$128	$6

Change in plan assets
Fair value of plan assets at beginning of year	$538	$2,026	$517	$2,025	$—	$—	$—	$—
Actual return on plan assets	71	221	(7)	43	—	—	—	—
Foreign currency exchange rate changes	—	65	—	(10)	—	—	—	—
Participant contributions	—	9	—	14	5	—	5	—
Other	—	—	—	(1)	—	—	—	—
Company contributions	72	75	69	86	11	1	12	1
Settlements/transfers	—	(2)	—	(20)	—	—	—	—
Benefits paid	(45)	(157)	(41)	(111)	(16)	(1)	(17)	(1)

Fair value of plan assets at end of year	$636	$2,237	$538	$2,026	$—	$—	$—	$—

Funded status
Fair value of plan assets	$636	$2,237	$538	$2,026	$—	$—	$—	$—
Benefit obligation	958	2,755	834	2,331	136	7	128	6

Accrued benefit cost	$(322)	$(518)	$(296)	$(305)	$(136)	$(7)	$(128)	$(6)

Amounts recognized in balance sheet:
Noncurrent asset	$—	$1	$—	$100	$—	$—	$—	$—
Current liability	(6)	(5)	(6)	(6)	(11)	(1)	(12)	—
Noncurrent liability	(316)	(514)	(290)	(399)	(125)	(6)	(116)	(6)

	$(322)	$(518)	$(296)	$(305)	$(136)	$(7)	$(128)	$(6)

Schedule of amounts recognized in accumulated other comprehensive loss (income)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$449	$867	$368	$636	$32	$1	$25	$1
Prior service cost	(42)	4	(22)	2	(8)	—	(10)	—
Transition obligation	1	—	1	—	—	—	—	—

	$408	$871	$347	$638	$24	$1	$15	$1

Schedule of amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$34	$50	$2	$—
Prior service cost	(6)	1	(3)	—

Total	$28	$51	$(1)	$—

Components of the net periodic benefit costs

Components of net periodic benefit costs for the years ended December 31, 2012, 2011 and 2010 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Service cost	$26	$23	$21	$32	$44	$44
Interest cost	42	44	40	102	110	102
Expected return on plan assets	(48)	(47)	(42)	(133)	(140)	(121)
Amortization of prior service cost	(6)	(4)	(5)	(1)	(2)	(1)
Amortization of actuarial loss	21	16	11	28	21	19
Settlement loss	—	—	—	13	—	—
Special termination benefits	—	—	—		8	—

Net periodic benefit cost	$35	$32	$25	$41	$41	$43

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Service cost	$4	$3	$3	$—	$—	$—
Interest cost	7	7	7	1	1	—
Amortization of prior service cost	(3)	(3)	(3)	—	—	—
Amortization of actuarial loss	2	2	1	—	—	—

Net periodic benefit cost	$10	$9	$8	$1	$1	$—

Schedule of amounts recognized in net periodic benefit cost and other comprehensive loss (income)

The amounts recognized in net periodic benefit cost and other comprehensive loss as of December 31, 2012, 2011 and 2010 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Current year actuarial loss	$103	$101	$16	$272	$182	$20
Amortization of actuarial gain	(21)	(16)	(11)	(28)	(21)	(19)
Current year prior service cost	(26)	—	—	—	(2)	—
Amortization of prior service cost	6	4	4	1	2	1
Curtailment effects	—	—	—	—	(38)	—
Settlements	—	—	—	(13)	—	—

Total recognized in other comprehensive loss	62	89	9	232	123	2
Net periodic benefit cost	35	32	25	41	41	43

Total recognized in net periodic benefit cost and other comprehensive loss	$97	$121	$34	$273	$164	$45

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Current year actuarial loss	$9	$1	$5	$—	$—	$—
Amortization of actuarial gain	(2)	(1)	(2)	—	—	—
Amortization of prior service cost	3	2	3	—	—	—

Total recognized in other comprehensive loss	10	2	6	—	—	—
Net periodic benefit cost	10	9	8	1	1	—

Total recognized in net periodic benefit cost and other comprehensive loss	$20	$11	$14	$1	$1	$—

Schedule of weighted-average assumptions used to determine the projected benefit obligation and the net periodic pension cost

	Defined Benefit Plans
	U.S. plans			Non U.S. plans
	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	4.18%	5.30%	5.70%	3.38%	4.39%	4.69%
Rate of compensation increase	4.19%	3.88%	3.88%	3.34%	3.44%	3.38%
Net periodic pension cost
Discount rate	5.30%	5.70%	5.90%	4.39%	4.69%	4.94%
Rate of compensation increase	3.88%	3.88%	3.88%	3.44%	3.38%	3.23%
Expected return on plan assets	8.00%	8.19%	8.20%	6.52%	6.62%	6.65%

	Other Postretirement Benefit Plans
	U.S. plans			Non U.S. plans
	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	3.89%	5.09%	5.46%	5.79%	6.09%	6.69%
Net periodic pension cost
Discount rate	5.09%	5.46%	5.59%	6.09%	6.69%	7.47%

Schedule of effect on one-percent-point change in assumed health care cost trend rates

A one-percent point change in assumed health care cost trend rates would have the following effects (dollars in millions):

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$—	$—
Effect on postretirement benefit obligation	3.6	(3.1)

Schedule of projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of fair value of plan assets

The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2012 and 2011 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2012	2011	2012	2011
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$958	$834	$2,742	$1,897
Fair value of plan assets	636	538	2,223	1,492

Schedule of defined benefit plans with an accumulated benefit obligation in excess of fair value of plan assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2012 and 2011 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2012	2011	2012	2011
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$958	$834	$1,751	$1,618
Accumulated benefit obligation	925	789	1,603	1,500
Fair value of plan assets	636	538	1,266	1,251

Schedule of expected future contributions and benefit payments

Expected future contributions and benefit payments are as follows (dollars in millions):

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2013 expected employer contributions
To plan trusts	$73	$11	$81	$1
Expected benefit payments
2013	58	11	175	1
2014	54	11	98	1
2015	53	11	103	1
2016	55	11	105	1
2017	59	11	107	1
2018 - 2022	325	49	578	2

Schedule of plan assets measured at fair value on a recurring basis

The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Asset category	December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$340	$195	$145	$—
Fixed income	196	116	80	—
Real estate/other	89	48	—	41
Cash	11	11	—	—

Total U.S. pension plan assets	$636	$370	$225	$41

Non-U.S. pension plans:
Equities	$862	$649	$213	$—
Fixed income	905	632	273	—
Real estate/other	357	27	303	27
Cash	113	112	1	—

Total non-U.S. pension plan assets	$2,237	$1,420	$790	$27

		Fair Value Amounts Using
Asset category	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$294	$166	$128	$—
Fixed income	170	106	64	—
Real estate/other	72	45	—	27
Cash	2	2	—	—

Total U.S. pension plan assets	$538	$319	$192	$27

Non-U.S. pension plans:
Equities	$771	$361	$410	$—
Fixed income	923	304	619	—
Real estate/other	316	1	281	34
Cash	16	16	—	—

Total non-U.S. pension plan assets	$2,026	$682	$1,310	$34

Reconciliation of the beginning and ending balances of plan assets measured at fair value using unobservable inputs (level 3)

The following table reconciles the beginning and ending balances of plan assets measured at fair value using unobservable inputs (Level 3) (dollars in millions):

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2012	Year ended December 31, 2011
Balance at beginning of period	$61	$52
Return on pension plan assets	4	(1)
Purchases, sales and settlements	10	10
Transfers in (out) of Level 3	(7)	—

Balance at end of period	$68	$61

	Fixed Income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2012	Year ended December 31, 2011
Balance at beginning of period	$—	$1
Purchases, sales and settlements	—	(1)

Balance at end of period	$—	$—

Schedule of asset allocation for pension plans and the target allocation, by asset category

Asset category	Target Allocation 2013	Allocation at December 31, 2012	Allocation at December 31, 2011
U.S. pension plans:
Equities	54%	53%	55%
Fixed income	32%	31%	32%
Real estate/other	14%	14%	13%
Cash	—	2%	—

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	40%	38%	38%
Fixed income	40%	41%	46%
Real estate/other	19%	20%	15%
Cash	1%	1%	1%

Total non-U.S. pension plans	100%	100%	100%